LINE OF CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
LINE OF CREDIT

NOTE 6. LINE OF CREDIT

In June 2016, the Company obtained an unsecured revolving line of credit of $40,000 from Bank of America to fund various business purchases and travel expenses. The interest rates applicable to cash advances and other drawn amounts under this line of credit are 12% and 25%, respectively. In October 2024, the Company obtained an additional unsecured revolving line of credit with a flexible spending limit, under which no preset borrowing limit applies. The additional line of credit bears interest on purchases at an average rate of approximately 28% per annum.

As of June 30, 2026, the Company was in compliance with the terms and conditions of each of its lines of credit. As of June 30, 2026, and December 31, 2025, the aggregate outstanding balances under the lines of credit were $297,862 and $111,352, respectively.

NOTE 8. LINE OF CREDIT

Since June 2016, the Company has maintained an unsecured revolving line of credit of $40,000 from Bank of America to fund various purchases and travel expenses. The line of credit has an average interest rate for purchases of 12% and a cash advance rate of 25%, as of December 31, 2025.

Since October 2024, the Company has maintained an additional unsecured revolving line of credit with no preset spending limit, meaning the spending limit is flexible. The pay-over-time limit is $45,000. The credit line has an average purchase interest rate of 28% as of December 31, 2025.

At December 31, 2025, the Company complies with the terms and conditions of both credit lines. At December 31, 2025, and 2024, the aggregate outstanding balance was $111,352 and $115,337, respectively.